Consolidating Financial Statements	6 Months Ended
Jun. 30, 2011
Consolidating Financial Statements
Consolidating Financial Statements

16. Consolidating Financial Statements

        In accordance with the provisions of the Second Lien Senior Indenture, as wholly owned subsidiaries of UHS, Emergent Group and PRI Medical have jointly and severally guaranteed all the Company's Obligations (as defined in the Second Lien Senior Indenture) under the Second Lien Senior Indenture on a full and unconditional basis. Consolidating financial information of UHS and the guarantors is presented on the following pages.

Consolidating Balance Sheets
(in thousands, except share and per share information)
(unaudited)

	At June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$35,914	$1,833	$—	$37,747
Accounts receivable, less allowance for doubtful accounts	61,258	4,130	—	65,388
Due from (to) affiliates	(1,150)	1,150	—	—
Inventories	4,770	1,261	—	6,031
Deferred income taxes	11,656	286	—	11,942
Other current assets	3,838	1,359	—	5,197

Total current assets	116,286	10,019	—	126,305
Property and equipment, net:
Medical equipment, net	224,646	7,162	—	231,808
Property and office equipment, net	21,882	191	—	22,073

Total property and equipment, net	246,528	7,353	—	253,881
Other long-term assets:
Goodwill	283,141	40,848	—	323,989
Investment in subsidiary	60,210	—	(60,210)	—
Other intangibles, net	230,052	21,472	—	251,524
Other, primarily deferred financing costs, net	14,014	77	—	14,091

Total assets	$950,231	$79,769	$(60,210)	$969,790

Liabilities and Total Equity
Current liabilities:
Current portion of long-term debt	$3,767	$1,795	$—	$5,562
Interest rate swap	11,019	—	—	11,019
Book overdrafts	4,739	—	—	4,739
Accounts payable	21,777	1,798	—	23,575
Accrued compensation	13,335	1,185	—	14,520
Accrued interest	4,827	—	—	4,827
Dividend payable	33,501	—	—	33,501
Other accrued expenses	12,603	752	—	13,355

Total current liabilities	105,568	5,530	—	111,098
Long-term debt, less current portion	647,706	2,428	—	650,134
Pension and other long-term liabilities	6,756	1,466	—	8,222
Payable to Parent	16,937	—	—	16,937
Deferred income taxes	65,296	9,765	—	75,061
Commitments and contingencies (Note 10)
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated income (deficit)	(95,022)	191	—	(94,831)
Accumulated earnings in subsidiary	191	—	(191)	—
Accumulated other comprehensive loss	(11,495)	—	—	(11,495)

Total Universal Hospital Services, Inc. equity	107,968	60,210	(60,210)	107,968

Non controlling interest	—	370	—	370
Total equity	107,968	60,580	(60,210)	108,338

Total liabilities and equity	$950,231	$79,769	$(60,210)	$969,790

Consolidating Statements of Operations
(in thousands)
(unaudited)

	For the three months ended June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$65,792	$8,055	$—	$73,847
Technical and professional services	11,361	—	—	11,361
Medical equipment sales and remarketing	5,876	—	—	5,876

Total revenues	83,029	8,055	—	91,084
Cost of Sales
Cost of medical equipment outsourcing	24,264	4,202	—	28,466
Cost of technical and professional services	8,227	0	—	8,227
Cost of medical equipment sales and remarketing	4,600	0	—	4,600
Medical equipment depreciation	16,808	697	—	17,505

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	53,899	4,899	—	58,798

Gross margin	29,130	3,156	—	32,286
Selling, general and administrative	25,018	2,093	—	27,111
Acquisition and integration expenses	831	394	—	1,225

Operating income	3,281	669	—	3,950
Equity in earnings of subsidiary	329	—	(329)	—
Interest expense	12,659	86	—	12,745

Loss before income taxes and non controlling interest	(9,049)	583	(329)	(8,795)
Provision (benefit) for income taxes	(7,774)	254	—	(7,520)

Consolidated net loss	(1,275)	329	(329)	(1,275)
Net income attributable to non controlling interest	138	138	(138)	138

Net loss attributable to Universal Hospital Services, Inc.	$(1,413)	$191	$(191)	$(1,413)

Consolidating Statements of Operations
(in thousands)
(unaudited)

	For the six months ended June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$132,031	$8,055	$—	$140,086
Technical and professional services	22,231	—	—	22,231
Medical equipment sales and remarketing	11,482	—	—	11,482

Total revenues	165,744	8,055	—	173,799
Cost of Sales
Cost of medical equipment outsourcing	48,698	4,202	—	52,900
Cost of technical and professional services	16,110	—	—	16,110
Cost of medical equipment sales and remarketing	8,900	—	—	8,900
Medical equipment depreciation	33,976	697	—	34,673

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	107,684	4,899	—	112,583

Gross margin	58,060	3,156	—	61,216
Selling, general and administrative	47,398	2,093	—	49,491
Acquisition and integration expenses	1,605	394	—	1,999

Operating income	9,057	669	—	9,726
Equity in earnings of subsidiary	329	—	(329)	—
Interest expense	24,364	86	—	24,450

Loss before income taxes and non controlling interest	(14,978)	583	(329)	(14,724)
Provision (benefit) for income taxes	(7,561)	254	—	(7,307)

Consolidated net loss	(7,417)	329	(329)	(7,417)
Net income attributable to non controlling interest	138	138	(138)	138

Net loss attributable to Universal Hospital Services, Inc.	$(7,555)	$191	$(191)	$(7,555)

Consolidating Statements of Cash Flows
(in thousands)
(unaudited)

	For the six months ended June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(7,746)	$329	$—	$(7,417)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	38,677	737	—	39,414
Amortization of intangibles, deferred financing costs and bond premium	7,999	677	—	8,676
Provision for doubtful accounts	405	(5)	—	400
Provision for inventory obsolescence	76	—	—	76
Non-cash stock-based compensation expense	2,196	—	—	2,196
Non-cash gain on trade-in of recalled equipment	(3,292)	—	—	(3,292)
Loss (gain) on sales and disposals of equipment	(807)	6	—	(801)
Deferred income taxes	(7,352)	243	—	(7,109)
Changes in operating assets and liabilities:
Accounts receivable	(1,702)	392	—	(1,310)
Due from (to) affiliates	1,150	(1,150)	—	—
Inventories	(85)	(40)	—	(125)
Other operating assets	(299)	47	—	(252)
Accounts payable	(1,738)	(373)	—	(2,111)
Other operating liabilities	2,446	299	—	2,745

Net cash provided by operating activities	29,928	1,162	—	31,090

Cash flows from investing activities:
Medical equipment purchases	(47,997)	(119)	—	(48,116)
Property and office equipment purchases	(3,227)	(8)	—	(3,235)
Proceeds from disposition of property and equipment	1,492	4	—	1,496
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)

Net cash used in investing activities	(116,251)	(123)	1,480	(114,894)

Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(2,175)	(539)	—	(2,714)
Payment of deferred financing costs	(3,500)	—	—	(3,500)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(147)	—	(147)
Proceeds from exercise of parent company stock options	40	—	—	40
Change in book overdrafts	1,173	—	—	1,173

Net cash provided by (used in) financing activities	122,237	(686)	—	121,551

Net change in cash and cash equivalents	35,914	353	1,480	37,747
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$35,914	$1,833	$—	$37,747